COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	The future minimum commitments under the Company's lease agreement are as follows:

(In thousands)
2016	$1,607
2017	1,607
2018	1,680
2019	1,752
2020	1,752
Thereafter	3,506
$11,904